Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable, gross	75,686	90,330
Less: expected credit loss provision	(4,449)	(2,296)

Accounts receivable, net	71,237	88,034

Schedule of Allowance for Doubtful Accounts

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	(922)	—
Impact of adoption to ASC326	—	(3,122)	—
Balance at beginning of the year	(922)	(4,044)	(4,449)

Current year provision	—	(1,907)	(715)
Current year reversal	—	1,502	2,868

Balance at end of the year	(922)	(4,449)	(2,296)